Segment report - Exploration and Production International Segment (Details) R in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2019 ZAR (R)	Dec. 31, 2018 ZAR (R)	Jun. 30, 2020 Bcf	Jun. 30, 2019 ZAR (R)
Disclosure of operating segments
EBIT	R 9,853	R 20,791		R 9,697
Exploration and Production International
Disclosure of operating segments
Increase (decrease) in EBIT (as a percent)	34.00%
EBIT	R 1,023	764		R (889)
Exploration and Production International | Mozambique
Disclosure of operating segments
Increase (decrease) in EBIT (as a percent)	12.00%
EBIT	R 1,400
Exploration and Production International | Mozambique | Forecast | Minimum
Disclosure of operating segments
Gas production volumes | Bcf			114
Exploration and Production International | Mozambique | Forecast | Maximum
Disclosure of operating segments
Gas production volumes | Bcf			118
Exploration and Production International | Gabon
Disclosure of operating segments
Increase (decrease) in EBIT (as a percent)	(66.00%)
EBIT	R 113
Exploration and Production International | Canada
Disclosure of operating segments
EBIT	R (142)	R (366)